Jensen Global Quality Growth Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Canada - 1.9%
Alimentation Couche-Tard, Inc.	25,100	$ 1,511,669

France - 3.2%
Hermes International SCA	1,420	2,597,752

Germany - 2.6%
SAP SE	9,450	2,079,849

India - 2.0%
Bajaj Finance Ltd.	147,700	1,637,615

Italy - 2.0%
Ferrari NV	3,740	1,580,524

Netherlands - 12.3%
Adyen NV (a)(b)	1,590	1,925,907
Airbus SE	15,050	3,434,775
ASML Holding NV	2,665	4,519,922
		9,880,604

Spain - 2.9%
Amadeus IT Group SA	34,240	2,320,257

Taiwan - 6.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,090	5,436,539

United Kingdom - 11.3%
Aon PLC - Class A	11,410	3,668,543
AstraZeneca PLC	16,960	2,734,246
Compass Group PLC	89,360	2,719,399
		9,122,188

United States - 54.7% (c)
Abbott Laboratories	5,810	641,192
Alphabet, Inc. - Class A	14,170	4,808,589
Amazon.com, Inc. (a)	17,500	4,545,975
Amphenol Corp. - Class A	8,010	1,269,986
Apple, Inc. - Class A	11,040	3,498,024
Broadcom, Inc.	5,730	2,122,048
Eli Lilly & Co.	2,745	3,175,224
KLA Corp.	21,230	3,724,803
Mastercard, Inc. - Class A	5,400	3,182,274
Microsoft Corp.	9,060	4,596,047
MSCI, Inc.	1,140	650,530
NVIDIA Corp.	18,960	4,185,989
Sherwin-Williams Co.	5,990	2,029,472
Stryker Corp.	6,480	2,098,224
TJX Cos., Inc.	5,230	700,349
Veeva Systems, Inc. - Class A (a)	6,400	1,828,416
Waste Management, Inc.	4,480	980,762
		44,037,904
TOTAL COMMON STOCKS (Cost $57,083,936)		80,204,901

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (d)	262,491	262,491
TOTAL MONEY MARKET FUNDS (Cost $262,491)		262,491

TOTAL INVESTMENTS - 100.0% (Cost $57,346,427)		80,467,392
Liabilities in Excess of Other Assets - (0.0)% (e))		(19,589)
TOTAL NET ASSETS - 100.0%		$ 80,447,803

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt NV – Naamloze Vennootschap PLC – Public Limited Company SA – Sociedad Anónima SCA – Société en commandite par actions SE – Societas Europaea

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,925,907 or 2.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Jensen Global Quality Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 56,235,179	$ 23,969,722	$ –	$ 80,204,901
Money Market Funds	262,491	–	–	262,491
Total Investments	$ 56,497,670	$ 23,969,722	$ –	$ 80,467,392

Refer to the Schedule of Investments for further disaggregation of investment categories.